Commitments and Contingencies - Additional Information (Detail)			1 Months Ended			3 Months Ended		4 Months Ended	12 Months Ended
	Aug. 01, 2015 ft²	Apr. 24, 2015 USD ($)	Aug. 31, 2016 USD ($)	Feb. 28, 2015 USD ($) ft²	Dec. 31, 2009 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Apr. 24, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2017 CAD	Dec. 31, 2016 CAD	Sep. 30, 2016 USD ($)	May 14, 2015	Feb. 01, 2015 USD ($)
Other Commitments [Line Items]
Expiration of operating lease agreement						2017-09			2017-09
Additional office space | ft²	2,245
Consolidated rent and facilities expense						$ 100,000	$ 100,000		$ 600,000	$ 900,000	$ 2,800,000
Lease termination agreement, additional fee payable				$ 1,300,000
Indemnification obligations						0			0
Expenses related to indemnification issues						0			0
Gross proceeds											$ 22,372,000
CANADA
Other Commitments [Line Items]
Aggregate future minimum annual lease payments under the lease						46,000,000			68,000,000
Ionis Pharmaceuticals Inc. [Member]
Other Commitments [Line Items]
Litigation settlement, upfront payment			$ 1,400,000
Royalty payment percentage			5.00%
Sale, license or other transaction payment percentage			50.00%
Ionis Pharmaceuticals Inc. [Member] | Maximum [Member]
Other Commitments [Line Items]
Litigation settlement, success based payment			$ 5,000,000
Grosvenor International Limited [Member]
Other Commitments [Line Items]
Area of office space leased | ft²				11,526
Expiration date of option to lease additional area of office space				Aug. 01, 2015
Lease expiration date				Apr. 30, 2018
Optional lease renewal				3 years
Monthly base rent commencement date				May 01, 2015
Lessee's share of property tax percentage.				17.00%
Construction allowance received for leasehold improvements																$ 100,000
Deposit amount under lease agreement																$ 200,000
Grosvenor International Limited [Member] | Maximum [Member]
Other Commitments [Line Items]
Monthly base rent				$ 20,000
Grosvenor International Limited [Member] | Minimum [Member]
Other Commitments [Line Items]
Monthly base rent				$ 18,000
BMR-217TH Place LLC [Member]
Other Commitments [Line Items]
Lease expiration date				Mar. 01, 2015
Lease termination agreement, date of termination				Mar. 01, 2015
Letter of credit drawn to pay deferred state sales tax				$ 100,000
Letter of credit terminated				200,000
Terminated lease				500,000
Reversed lease termination liability current														$ 1,300,000
BMR-217TH Place LLC [Member] | Termination Fee [Member]
Other Commitments [Line Items]
Lease termination agreement, fee payable				2,000,000
BMR-217TH Place LLC [Member] | Minimum [Member]
Other Commitments [Line Items]
Amount of funding to raise that would trigger payment of additional termination fee				$ 20,000,000
Collaborative Arrangement [Member] | Teva Pharmaceutical Industries Ltd. [Member]
Other Commitments [Line Items]
Proceeds from advance reimbursement research and development								$ 27,000,000
Hold-back amount and third-party expenses deducted from advanced reimbursement payment		$ 3,800,000						3,800,000
Hold-back amount deducted from advanced reimbursement payment		3,000,000						3,000,000
Third-party expenses deducted from advanced reimbursement payment								$ 800,000
Maximum cost exposure if third-party agreements discovered after the termination date						$ 100,000			100,000
Collaboration agreement aggregate amount					$ 50,000,000
Gross proceeds									10,000,000
Direct and indirect costs incurred									$ 30,000,000
Collaborative Arrangement [Member] | Ionis Pharmaceuticals Inc. [Member]
Other Commitments [Line Items]
Collaboration agreement aggregate amount		$ 23,200,000
Hold-back amount, requested payment percentage															30.00%
Lawsuit filing date						January 2016			January 2016
Range of each product line						10 years			10 years
Net proceed from collaboration agreement amount, requested payment percentage															20.00%
Collaborative Arrangement [Member] | Ionis Pharmaceuticals Inc. [Member] | Maximum [Member]
Other Commitments [Line Items]
Milestone payments						$ 4,300,000			$ 7,750,000
Collaborative Arrangement [Member] | University of British Columbia [Member] | Maximum [Member]
Other Commitments [Line Items]
Milestone payments | CAD												CAD 800,000	CAD 1,600,000
Payments for royalty						$ 0